United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21249

(Investment Company Act File Number)

Federated Premier Intermediate Municipal Income Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments

Federated Premier Intermediate Municipal Income Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--99.5%
		Alabama--1.5%
$2,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	$1,821,240
550,000		Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	471,229
		TOTAL	2,292,469
		Alaska--0.7%
1,000,000		Alaska State Housing Finance Corp., State Capitalization Project Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	1,052,640
		Arizona--1.0%
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	1,524,255
		Arkansas--1.5%
1,000,000		Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical Center)/(United States Treasury PRF 2/1/2010@100)/(Original Issue Yield: 7.40%), 2/1/2020	1,077,080
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	893,930
300,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	287,493
		TOTAL	2,258,503
		California--5.9%
1,250,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	1,287,025
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	585,242
2,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center), 12/1/2017	2,000,000
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.25% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 6.55%), 6/1/2033	2,187,740
1,700,000		Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A), 5.00% (Radian Asset Assurance INS), 9/1/2016	1,714,059
1,195,000		Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A), 5.00% (Radian Asset Assurance INS), 9/1/2018	1,183,456
		TOTAL	8,957,522
		Colorado--4.6%
725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101)/(Original Issue Yield: 8.00%), 12/1/2023	891,598
500,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	467,425
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	517,520
1,265,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2013	1,275,601
865,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.40% (United States Treasury PRF 12/1/2013@102)/(Original Issue Yield: 7.40%), 12/1/2016	1,023,036
1,855,000		Denver, CO City & County Airport Authority, Airport Revenue Bonds, (Series E), 6.00% (MBIA Insurance Corp. INS), 11/15/2011	2,008,316
240,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	239,050
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	593,685
		TOTAL	7,016,231
		Connecticut--0.5%
750,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.75% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.90%), 12/1/2023	746,850
		District of Columbia--1.4%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC INS), 2/1/2016	1,033,850
1,000,000		District of Columbia, COP, 5.25% (FGIC INS), 1/1/2016	1,061,910
		TOTAL	2,095,760
		Florida--7.3%
600,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/ (Original Issue Yield: 8.95%), 10/1/2033	743,262
335,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	315,295
265,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	259,289
1,000,000		Florida Municipal Loan Council, Revenue Bonds (Series 2003B), 5.25% (MBIA Insurance Corp. INS), 12/1/2019	1,025,350
305,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	297,622
750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	755,842
2,000,000		Miami-Dade County, FL School Board, COP (Series 2003D), 5.00% (FGIC INS), 8/1/2021	1,959,340
445,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	409,231
500,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2020	516,510
810,000		St. Johns County, FL IDA, Health Care Revenue Refunding Bonds (Series 2007), 5.00% (Vicar's Landing), 2/15/2017	767,896
1,500,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.375%, 5/1/2017	1,442,025
335,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.25%, 5/1/2016	280,640
2,390,000		University of Central Florida Athletics Association, Inc., FL, COP (Series 2004A), 5.125% (FGIC INS), 10/1/2022	2,311,226
		TOTAL	11,083,528
		Georgia--1.9%
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	699,622
2,115,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 11/1/2015	2,237,162
		TOTAL	2,936,784
		Hawaii--1.1%
1,550,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	1,632,708
		Illinois--4.3%
500,000		Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005), 5.90% (Forest City Project)/(Original Issue Yield: 5.90%), 3/1/2027	474,150
1,300,000		Chicago, IL O'Hare International Airport, Second Lien Passenger Facilities Revenue Bonds (Series B), 5.50% (AMBAC INS), 1/1/2015	1,361,139
1,000,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	1,001,210
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Augustana College)/(Original Issue Yield: 5.05%), 10/1/2014	1,016,750
875,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	801,202
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2024	934,850
1,000,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2005A), 5.00% (Depaul University), 10/1/2014	1,026,480
		TOTAL	6,615,781
		Indiana--1.9%
1,000,000		Indiana Health & Educational Facility Financing Authority, Hospital Revenue Bonds (Series 2007), 5.50% (Community Foundation of Northwest Indiana), 3/1/2022	926,280
1,050,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2014	1,066,674
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds (Series 2006B), 5.00% (Clarian Health Partners, Inc.), 2/15/2023	933,000
		TOTAL	2,925,954
		Iowa--0.3%
500,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018	485,675
		Kansas--1.0%
1,055,000		Butler County, KS Union School District No. 394, UT GO Bonds, 5.00% (FSA INS), 9/1/2020	1,073,747
500,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.125% (Lawrence Memorial Hospital), 7/1/2026	459,515
		TOTAL	1,533,262
		Kentucky--1.4%
1,335,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.25% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.45%), 10/1/2012	1,405,662
665,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.25% (Norton Healthcare, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.45%), 10/1/2012	724,059
		TOTAL	2,129,721
		Louisiana--2.9%
992,000		Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	870,063
1,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2014	1,063,980
1,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2013	1,027,150
1,500,000		West Feliciana Parish, LA, PCRBs, 7.00% (Entergy Gulf States, Inc.), 11/1/2015	1,522,860
		TOTAL	4,484,053
		Maryland--0.2%
250,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B), 5.00% (King Farm Presbyterian Retirement Community), 1/1/2017	233,837
		Michigan--4.8%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100)/(Original Issue Yield: 5.87%), 5/1/2018	2,180,120
500,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.45%), 1/1/2025	463,905
250,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital ), 7/1/2020	244,725
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.625% (Henry Ford Health System, MI)/(United States Treasury PRF 3/1/2013@100)/(Original Issue Yield: 5.20%), 3/1/2017	1,094,390
1,085,000		Otsego, MI Public School District, School Building & Site UT GO Bonds, 5.00% (United States Treasury PRF 5/1/2014@100)/(Original Issue Yield: 4.11%), 5/1/2021	1,166,918
2,000,000		Oxford, MI Area Community Schools, UT GO Bonds, 5.00% (United States Treasury PRF 11/1/2011@100)/(Original Issue Yield: 5.12%), 5/1/2022	2,117,300
		TOTAL	7,267,358
		Mississippi--2.3%
1,500,000		Lowndes County, MS Solid Waste Disposal, Refunding PCRBs (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	1,558,230
1,000,000		Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy Agency of Mississippi)/(XL Capital Assurance Inc. INS), 3/1/2018	981,260
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023	983,130
		TOTAL	3,522,620
		Missouri--1.3%
2,000,000		Missouri State HEFA, Health Facilities Revenue Bonds, 5.25% (BJC Health System, MO), 5/15/2018	2,029,860
		Montana--1.1%
1,700,000		Montana Facility Finance Authority, Hospital Revenue Bonds (Series 2007), 5.00% (Benefis Healthcare System)/(Assured Guaranty Corp. INS), 1/1/2023	1,644,546
		Nevada--2.9%
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,050,080
800,000	[1]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	621,064
980,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 5.50% (Providence SID No. 607), 6/1/2013	954,657
875,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017	789,390
		TOTAL	4,415,191
		New Jersey--0.9%
600,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	575,130
720,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	388,440
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (Series 2005A), 5.00% (Children's Specialized Hospital)/(Original Issue Yield: 5.01%), 7/1/2024	349,604
		TOTAL	1,313,174
		New Mexico--1.1%
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	1,000,490
655,000		Mariposa East Public Improvement District, NM, UT GO Bonds, (Series 2006), 5.75%, 9/1/2021	610,722
		TOTAL	1,611,212
		New York--4.7%
325,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.25% (St. Francis Hospital and Health Centers), 3/1/2019	335,826
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	2,001,720
2,000,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2007B), 5.00%, 11/15/2025	1,909,560
800,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	810,392
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2002 Series D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	2,040,460
		TOTAL	7,097,958
		North Carolina--5.6%
2,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 1/1/2016	2,063,980
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series D), 5.50%, 1/1/2014	1,052,880
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	457,220
965,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.50% (Arc of North Carolina Projects), 10/1/2024	901,242
3,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%, 1/1/2014	3,134,250
1,000,000		Onslow County, NC Hospital Authority, Insured Mortgage Revenue Bonds, 5.00% (Onslow Memorial Hospital)/(MBIA Insurance Corp. INS), 4/1/2023	943,260
		TOTAL	8,552,832
		Ohio--2.5%
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	1,864,880
1,000,000		Cuyahoga, OH Community College District, General Receipts Revenue Bonds (Series 2002A), 5.00% (AMBAC INS), 12/1/2022	996,820
925,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	937,756
		TOTAL	3,799,456
		Oregon--1.0%
500,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	434,225
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101)/(Original Issue Yield: 6.50%), 12/1/2018	1,147,050
		TOTAL	1,581,275
		Pennsylvania--8.3%
1,000,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2007A), 5.00% (West Penn Allegheny Health System), 11/15/2017	920,190
1,290,000		Allegheny County, PA HDA, Health System Revenue Bonds, (Series 2000B), 9.25% (West Penn Allegheny Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield: 9.30%), 11/15/2015	1,490,414
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	425,874
400,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	383,480
122,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds, 5.90% (Wesbury United Methodist Community Obligated Group), 8/15/2009	121,996
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,011,530
1,500,000		Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series A), 6.25% (UPMC Health System), 1/15/2018	1,616,085
2,000,000		Philadelphia, PA Gas Works, Revenue Bonds (17th Series), 5.375% (FSA INS), 7/1/2021	2,062,380
1,090,000		Pittsburgh, PA, UT GO Bonds (Series 1993A), 5.50% (AMBAC INS), 9/1/2014	1,143,944
2,000,000		Pittsburgh, PA, UT GO Bonds (Series B), 5.25% (FSA INS), 9/1/2017	2,135,180
1,355,000		Wilkes-Barre, PA Finance Authority, University Refunding Revenue Bonds (Series 2007), 5.00% (Wilkes University), 3/1/2022	1,261,857
		TOTAL	12,572,930
		South Carolina--2.7%
1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	1,047,940
2,000,000		Kershaw County, SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006), 5.00% (Kershaw County, SC School District)/(CIFG N.A. INS), 12/1/2019	2,019,900
1,000,000		Scago Educational Facilities Corp. for Pickens School District, Installment Purchase Revenue Bonds (Series 2006), 5.00% (FSA INS), 12/1/2020	1,008,460
		TOTAL	4,076,300
		South Dakota--1.1%
1,715,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	1,694,163
		Texas--12.0%
1,000,000		Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 6.50% (Sears Methodist Retirement ), 11/15/2020	994,750
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003D), 5.40% TOBs (Texas Competitive Electric Holdings Co. LLC), Mandatory Tender 10/1/2014	903,240
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	1,028,220
500,000		Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 6.25% (Buckingham Senior Living Community)/(United States Treasury PRF 2/15/2009@100)/ (Original Issue Yield: 6.25%), 2/15/2020	517,615
1,250,000		Mesquite, TX HFDC, Retirement Facility Revenue Bonds (Series 2005), 5.50% (Christian Care Centers, Inc.), 2/15/2025	1,125,012
390,000		Montgomery County, TX, UT GO Bonds (Series 2002A), 5.20% (FSA INS)/(Original Issue Yield: 5.29%), 3/1/2021	396,049
2,610,000		Montgomery County, TX, UT GO Bonds (Series 2002A), 5.20% (United States Treasury PRF 3/1/2012@100)/(Original Issue Yield: 5.29%), 3/1/2021	2,789,881
1,000,000		San Leanna, TX Education Facilities Corp., Higher Education Revenue Bonds (Series 2007), 5.125% (Saint Edward's University), 6/1/2021	955,880
1,250,000		Spring, TX ISD, UT GO Bonds, 5.00% (GTD by PSFG)/(Original Issue Yield: 5.07%), 8/15/2017	1,308,313
545,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2016	539,899
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	460,925
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 5.00% (Texas State), 4/1/2019	2,076,120
835,000		Travis County, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds, 5.00% (Querencia at Barton Creek)/(Original Issue Yield: 5.10%), 11/15/2014	786,712
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.25% (Mother Frances Hospital ), 7/1/2012	1,031,590
1,050,000		University of North Texas, TX, Revenue Financing System Bonds (Series 2002), 5.00% (FGIC INS), 4/15/2017	1,084,755
2,235,000		West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00% (AMBAC INS), 12/15/2021	2,187,126
		TOTAL	18,186,087
		Virginia--1.6%
201,000		Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	203,804
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	1,075,120
1,000,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.50%), 12/1/2023	1,201,610
		TOTAL	2,480,534
		Washington--3.1%
500,000		Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds (Series 2003), 6.00% (Skagit Valley Hospital), 12/1/2018	505,025
1,450,000		Snohomish County, WA School District No. 4, UT GO Bonds (Series 2006), 5.00% (FSA INS)/(Lake Stevens School District LOC), 12/1/2021	1,466,400
1,670,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,687,502
1,000,000		Washington State Public Power Supply System, Nuclear Project No, 2 Revenue Refunding Bonds (Series 1992A), 6.30% (Energy Northwest, WA)/(Original Issue Yield: 6.40%), 7/1/2012	1,111,200
		TOTAL	4,770,127
		Wisconsin--3.1%
200,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	195,778
500,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.125% (Southwest Health Center)/(Original Issue Yield: 6.15%), 4/1/2024	474,030
2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015	2,027,740
870,000		Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	889,914
1,250,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	1,121,850
		TOTAL	4,709,312
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $153,831,060)	151,330,468
		SHORT-TERM MUNICIPAL--0.5%[2]
		Pennsylvania--0.5%
700,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia)/(GTD by JPMorgan Chase Bank, N.A. and WestLB AG LIQs), 3.450%, 3/3/2008 (AT COST)	700,000
		TOTAL MUNICIPAL INVESTMENTS—100.0%[3] (IDENTIFIED COST $154,531,060)	152,030,468
		OTHER ASSETS AND LIABILITIES – NET[4]	1,560,644
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(61,025,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$92,566,112

At February 29, 2008, the Fund had the following open swap/rate lock contract:

Counterparty	Pay	Receive	Expiration Date	Notional Amount	Unrealized Depreciation
Goldman Sachs & Co.	5.10%	10 Year MMD Rate	6/6/2008	$8,000,000	$(42,240)
Unrealized Depreciation on Swap/Rate Lock Contracts is included in “Other Assets and Liabilities-Net”.

At February 29, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2008, these restricted securities amounted to $2,608,943, which represented 1.7% of total market value.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Trustees (the “Trustees”), held at February 29, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/ (Original Issue Yield: 8.95%), 10/1/2033	5/9/2003	$600,000
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	12/09/2004	$789,424
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$800,000
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
At February 29, 2008, the cost of investments for federal tax purposes was $154,530,999. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $2,500,531. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,606,358 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,106,889.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total market value at February 29, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$0	$0
Level 2 – Other Significant Observable Inputs	152,030,468	(42,240)
Level 3 – Significant Unobservable Inputs	0	0
Total	$152,030,468	$(42,240)

* Other financial instruments include a swap contract.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CDA	--Community Development Administration
COP	--Certificate of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LIQs	--Liquidity Agreements
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
SID	--Special Improvement District
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Premier Intermediate Municipal Income Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	April 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008